Restructuring Charges - Additional Information (Detail) - Mar. 28, 2015 - USD ($) $ in Thousands	Total
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 2,604
Severance charge	1,400
Employee retention related charges	600
Loss on sublet of Tamarac facility included in restructuring charges	500
Commission costs associated with sublease agreement included in restructuring charges	100
Additional restructuring charges expected	600
Accounts Payable and Accrued Liabilities [Member]
Restructuring Cost and Reserve [Line Items]
Accounts payable and accrued liabilities related to restructuring charges	1,400
Payments for restructuring cahrges	$ 1,200